Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2021
Trade and other receivables
Schedule of trade and other receivables

As at	October 31, 2021	October 31, 2020
	$	$
Trade accounts receivable	6,494	2,673
Sales tax receivable	681	188
Total	7,175	2,861